October 9, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Calvert Fund SEC File Nos. 811-3416 and 2-76510 Post-Effective Amendment No. 64

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the "Securities Act"), attached is the above-referenced post-effective amendment to the Securities Act and Investment Company Act of 1940 Registration Statement of The Calvert Fund.

The purpose of this Rule 485(a) filing is to create a new series, Calvert Government Fund. We plan to have the post-effective amendment become effective on December 31, 2008.

If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King
Associate General Counsel

cc:	Valerie Lithotomos, Esq. Division of Investment Management Securities and Exchange Commission